Underlying Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 30, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C.  20549

Re:	Underlying Funds Trust (the “Trust”)
Amendment No. 18 for the Trust
(File No.: 811-21895)

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, is Amendment No. 18 to the Trust’s Registration Statement on Form N-1A.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for US Bancorp Fund Services, LLC